Supplement to the
Fidelity Advisor Focus Funds®
Class A, Class M, Class C and Class I
September 29, 2017
STATEMENT OF ADDITIONAL INFORMATION

Effective March 1, 2018, the following information replaces similar information for Fidelity Advisor® Biotechnology Fund found in the "Investment Policies and Limitations" section.

For Fidelity Advisor® Biotechnology Fund:

The fund may not purchase the securities of any issuer if, as a result, less than 25% of the fund’s total assets would be invested in the securities of issuers principally engaged in the biotechnology industries.

Effective March 1, 2018, the following investment policies have been designated as non-fundamental and may be changed without shareholder approval.

Fidelity Advisor® Biotechnology Fund invests primarily in companies engaged in the research, development, manufacture, and distribution of various biotechnological products, services, and processes, and companies that benefit significantly from scientific and technological advances in biotechnology.

Fidelity Advisor® Communications Equipment Fund invests primarily in companies engaged in the development, manufacture, or sale of communications equipment.

Fidelity Advisor® Consumer Discretionary Fund invests primarily in companies engaged in the manufacture and distribution of consumer discretionary products and services.

Fidelity Advisor® Industrials Fund invests primarily in companies engaged in the research, development, manufacture, distribution, supply, or sale of industrial products, services, or equipment.

Fidelity Advisor® Utilities Fund invests primarily in companies in the utilities industry and companies deriving a majority of their revenues from their utility operations.

The following information supplements information for Fidelity Advisor Consumer Discretionary Fund found in the “Management Contracts” section.

The following table provides information relating to other accounts managed by Ms. Shaw as of August 31, 2017:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	6	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$3,167	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$760	none	none

* Includes Fidelity Advisor® Consumer Discretionary Fund ($265 (in millions) assets managed).

As of August 31, 2017, the dollar range of shares of Fidelity Advisor® Consumer Discretionary Fund beneficially owned by Ms Shaw was none.

AFOC-AFOCIB-18-01 1.480127.148	March 1, 2018

Supplement to the
Fidelity Advisor Focus Funds®
Class A, Class M, Class C and Class I
September 29, 2017
Prospectus

Effective December 18, 2017, the redemption fee for Fidelity Advisor® Communications Equipment Fund has been removed.

Effective December 18, 2017, the redemption fee for Fidelity Advisor® Semiconductors Fund has been removed.

Effective October 1, 2017, the following replaces similar information for Fidelity Advisor® Biotechnology Fund found in the “Fund Summary” section under the “Fee Table” heading.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 46 of the prospectus. Different intermediaries may provide additional waivers or reductions of the sales charge. Please see “Sales Charge Waiver Policies Applied by Certain Intermediaries” in the “Appendix” section of the prospectus.

Effective October 1, 2017, the following replaces similar information for Fidelity Advisor® Communications Equipment Fund found in the “Fund Summary” section under the “Fee Table” heading.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 46 of the prospectus. Different intermediaries may provide additional waivers or reductions of the sales charge. Please see “Sales Charge Waiver Policies Applied by Certain Intermediaries” in the “Appendix” section of the prospectus.

Effective October 1, 2017, the following replaces similar information for Fidelity Advisor® Consumer Discretionary Fund found in the “Fund Summary” section under the “Fee Table” heading.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 46 of the prospectus. Different intermediaries may provide additional waivers or reductions of the sales charge. Please see “Sales Charge Waiver Policies Applied by Certain Intermediaries” in the “Appendix” section of the prospectus.

Effective October 1, 2017, the following replaces similar information for Fidelity Advisor® Energy Fund found in the “Fund Summary” section under the “Fee Table” heading.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 46 of the prospectus. Different intermediaries may provide additional waivers or reductions of the sales charge. Please see “Sales Charge Waiver Policies Applied by Certain Intermediaries” in the “Appendix” section of the prospectus.

Effective October 1, 2017, the following replaces similar information for Fidelity Advisor® Financial Services Fund found in the “Fund Summary” section under the “Fee Table” heading.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 46 of the prospectus. Different intermediaries may provide additional waivers or reductions of the sales charge. Please see “Sales Charge Waiver Policies Applied by Certain Intermediaries” in the “Appendix” section of the prospectus.

Effective October 1, 2017, the following replaces similar information for Fidelity Advisor® Health Care Fund found in the “Fund Summary” section under the “Fee Table” heading.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 46 of the prospectus. Different intermediaries may provide additional waivers or reductions of the sales charge. Please see “Sales Charge Waiver Policies Applied by Certain Intermediaries” in the “Appendix” section of the prospectus.

Effective October 1, 2017, the following replaces similar information for Fidelity Advisor® Industrials Fund found in the “Fund Summary” section under the “Fee Table” heading.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 46 of the prospectus. Different intermediaries may provide additional waivers or reductions of the sales charge. Please see “Sales Charge Waiver Policies Applied by Certain Intermediaries” in the “Appendix” section of the prospectus.

Effective October 1, 2017, the following replaces similar information for Fidelity Advisor® Semiconductors Fund found in the “Fund Summary” section under the “Fee Table” heading.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 46 of the prospectus. Different intermediaries may provide additional waivers or reductions of the sales charge. Please see “Sales Charge Waiver Policies Applied by Certain Intermediaries” in the “Appendix” section of the prospectus.

Effective October 1, 2017, the following replaces similar information for Fidelity Advisor® Technology Fund found in the “Fund Summary” section under the “Fee Table” heading.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 46 of the prospectus. Different intermediaries may provide additional waivers or reductions of the sales charge. Please see “Sales Charge Waiver Policies Applied by Certain Intermediaries” in the “Appendix” section of the prospectus.

Effective October 1, 2017, the following replaces similar information for Fidelity Advisor® Utilities Fund found in the “Fund Summary” section under the “Fee Table” heading.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 46 of the prospectus. Different intermediaries may provide additional waivers or reductions of the sales charge. Please see “Sales Charge Waiver Policies Applied by Certain Intermediaries” in the “Appendix” section of the prospectus.

Effective March 1, 2018, the following replaces the similar information found in the "Investment Details" section under the heading "Principal Investment Strategies".

Each of Fidelity Advisor® Energy Fund, Fidelity Advisor® Financial Services Fund, Fidelity Advisor® Health Care Fund, Fidelity Advisor® Semiconductors Fund, and Fidelity Advisor® Technology Fund has a policy of investing primarily in companies engaged in specified activities. Those policies cannot be changed without a vote of the affected fund's shareholders.

Each fund also has a policy of normally investing at least 80% of assets in securities of companies principally engaged in specified activities. Those policies can be changed without a vote only upon 60 days' prior notice to shareholders of the affected fund.

Effective October 1, 2017, the following supplements information found in the "Fund Services" section under the "Fund Distribution" heading.

The availability of certain sales charge waivers and discounts may depend on whether you purchase your shares directly from the Fund or through an intermediary. Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred (back-end) sales load (“CDSC”) waivers. Please see “Sales Charge Waiver Policies Applied by Certain Intermediaries” in the “Appendix” section of the prospectus. In all instances, it is the purchaser’s responsibility to notify the Fund or the purchaser’s intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase Fund shares directly from the Fund or through another intermediary to receive these waivers or discounts.

Effective October 1, 2017, the following supplements information found in the "Appendix" section.

Sales Charge Waiver Policies Applied by Certain Intermediaries

Merrill Lynch

Effective October 1, 2017, shareholders purchasing fund shares through a Merrill Lynch platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or SAI.

Front-end Sales Load Waivers on Class A Shares available at Merrill Lynch:
Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan
Shares purchased by or through a 529 Plan
Shares purchased through a Merrill Lynch affiliated investment advisory program
Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform
Shares of funds purchased through the Merrill Edge Self-Directed platform (if applicable)
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)
Shares exchanged from Class C (i.e. level-load) shares of the same fund in the month of or following the 10-year anniversary of the purchase date
Employees and registered representatives of Merrill Lynch or its affiliates and their family members
Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in the this prospectus
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement)

CDSC Waivers on A, B, and C Shares available at Merrill Lynch:
Death or disability of the shareholder
Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus
Return of excess contributions from an IRA Account
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½
Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch
Shares acquired through a right of reinstatement
Shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to certain fee based accounts or platforms (applicable to A and C shares only)

Front-end load Discounts Available at Merrill Lynch:
Breakpoints, Rights of Accumulation & Letters of Intent
Breakpoints as described in this prospectus
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets
Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time (if applicable)

AFOC-18-01 1.480125.202	March 1, 2018